Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

13    Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2021
Accrued expenses	8,159,000	3,276,686
Deferred revenue	2,806,796	2,171,668
Accrued employee cost	1,579,960	578,601
Short-term borrowing from related party (note 28)	2,119,807	—
Deferred settlement*	3,218,757	—
Statutory liabilities	2,075,655	1,195,958
Retirement benefits (note 15)	44,493	44,277
	20,004,468	7,267,190

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*        In connection with settlement of Harbert loan facility and Deutsche Bank loan facility, the Company deferred payment of $1,218,757 and $2,000,000 for Harbert loan facility and Deutsche Bank loan facility respectively. Refer to note 12 for more details.